Segmented Information	9 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmented Information [Text Block]

26. Segmented Information

The Company's Chief Operating Decision Maker ("CODM") is its President and CEO.  The Company operates in one segment, with two revenue streams being the mining and sale of digital currencies and high-performance computing hosting.  The Company uses net income as measure of profit or loss on a consolidated basis in making decisions regarding resource allocation and performance assessment.  Additionally, the Company's CODM regularly reviews the Company's expenses on a consolidated basis.  The financial metrics used by the CODM help make key operating decisions, such as determination of digital asset purchases and significant acquisitions and allocation of budget between cost of revenue and general and administrative expenses.

External revenues are attributed by geographical location, based on the country from which services are provided.

December 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$211,095	$211,095
High performance computing hosting	5,205	-	-	9,675	14,880
	$5,205	$-	$-	$220,770	$225,975

December 31, 2024	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$77,088	$77,088
High performance computing hosting	-	-	-	7,030	7,030
	$-	$-	$-	$84,118	$84,118

The Company's plant and equipment are located in the following jurisdictions:

December 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$86,979	$15,870	$366,476	$-	$469,325
Right of use asset	2,565	1,415	-	142	4,122
	$89,544	$17,285	$366,476	$142	$473,447

March 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$3	$202,848
Right of use asset	2,918	2,588	-	40	5,546
	$104,229	$28,541	$75,581	$43	$208,394

Concentrations

During the three and nine months ended December 31, 2025, and 2024, aside from the digital currency mining revenue generated as a result of the Company's participation in a mining pool, no single customer or related group of customers contributed 10% or more of the Company's total consolidated revenue.